Share-based payment	12 Months Ended
Dec. 31, 2024
Share-based payment
Share-based payment

Note 19 – Share-based payment

A.	During 2022, the Company granted to employees, officers, directors and consultants 13,840,000 non-tradable share options and RSUs, which are exercisable into 13,840,000 ordinary shares. The share options and the RSUs vest over a period of three years to four years. The share options will be exercisable until the earlier of (a) the four year anniversary of the vesting date of such options, and (b) 90 days from the end of employment date, in consideration for an exercise price ranging between $2.52 to $3.79 for each share option. Some of the share options include a cashless exercise mechanism.

During 2022, the Company re-priced the share options granted to a small group of certain employees, directors and senior management, after receiving approval to do so from the Israeli tax authorities. In accordance with the repricing, every two old share options were converted into one RSU, without an exercise price. The vesting period of the new RSUs will be 4 years. As a result of this modification, there was an increase in the fair value of the equity instruments granted, measured immediately before and after the modification. Hence, the Company measured the incremental fair value granted, and recognized it over the period from the modification date until the date when the modified equity instruments vest.

During 2023, the Company granted to employees, officers, directors and consultants 6,108,000 non-tradable share options and RSUs, which are exercisable into 6,108,000 ordinary shares. The share options and the RSUs vest over a period of two to four years. The share options will be exercisable until the earlier of (a) the four year anniversary of the vesting date of such options, and (b) 90 days from the end of employment date in consideration for an exercise price of $3.05 for each share option. The share options include a cashless exercise mechanism. In addition, the Company changed the vesting terms of options to purchase 1,000,000 ADSs granted to an officer of the Company.

During 2024, the Company granted employees, officers, directors and consultants 5,817,136 non-tradable RSUs, which are exercisable into 5,817,136 ordinary shares. The RSUs vest over a period of three to four years.

B.	On April 22, 2021, the Group acquired 100% of the shares and voting interests in DeepCube. After the acquisition, one of DeepCube’s founders continued to work at DeepCube, in the role of Chief Technology Officer. In accordance with the terms of the acquisition agreement, 892,465 ordinary shares of the Company will be issued to this founder, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founder. Hence these shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at $7,756, and were recognized as post-acquisition compensation cost.

During 2022-2024, the Company chose to settle the share price protection mechanism in cash, and therefore the cash paid in the amount of 2024: $363 (2023: $522, 2022: $489) was treated as repurchase of equity awards that was reduced from equity.

In addition, as part of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of DeepCube (the acquiree’s awards) for 299,455 RSUs of the Company (the replacement awards). The acquiree’s awards were granted during the years 2018 to 2021 and were generally subject to a 4year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3-year vesting schedule.

C.	On April 26, 2021, the Group acquired 100% of the shares and voting interests in NanoFabrica. In accordance with the terms of the acquisition agreement, 1,178,008 ordinary shares of the Company will be issued to NanoFabrica’s founders, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founders. Hence these shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at $10,941, and were recognized as post-acquisition compensation cost.

During 2022 and 2023, the Company chose to settle the share price protection mechanism in cash, and therefore the cash paid in the amount of 2023: $3,937 (2022: $516) was treated as repurchase of equity awards that was reduced from equity. In addition, as part of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of NanoFabrica (the acquiree’s awards) for $76,928 RSUs of the Company (the replacement awards). The acquiree’s awards were granted during the years 2017 to 2020 and were generally subject to a 4 year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3 year vesting schedule.

D.	The fair value of share options is measured using the Black-Scholes-Merton formula, Binomial pricing model or Monte Carlo simulations. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company’s shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures).

There were no stock options awards during 2024.

The following is the range of fair value of the RSUs granted during the years 2022-2024:

(in U.S dollars)	2022	2023	2024
Range of fair value of the RSUs granted during the year	2.47-3.82	2.39-2.86	2.05-2.83

E.	The number of share options, warrants and RSUs granted to employees, consultants and directors are as follows:

	2023	2024
	Warrants Share options	Warrants Share options
	and RSU’s	and RSU’s
Outstanding of January 1	62,162,638	52,335,673
Granted during the year	6,108,000	5,817,136
Exercised and vested during the year	(11,817,807)	(6,562,479)
Forfeited or expired during the year	(4,117,158)	(3,255,474)
Outstanding of December 31	52,335,673	48,334,856
Exercisable as of December 31	30,650,839	36,238,887

F.	The share-based payments expenses in 2024 were $13,883 (2023: $20,101, 2022: $32,563).